Fair Value (Tables)	12 Months Ended
Dec. 31, 2025
Fair Value
Schedule of fair value assets measured on a recurring basis
Assets: (market approach)	2025	2024

Level 1
U.S. Government securities	$11,335,980	$26,755,143

Level 2
U.S. GSE debt securities	$11,443,777	$10,963,515
Taxable Municipal securities	265,563	247,745
Tax-exempt Municipal securities	10,323,651	10,238,253
Agency MBS	107,261,236	102,256,237
ABS and OAS	1,666,881	1,957,765
CMO	1,743,804	6,805,535
Other investments	487,866	473,227
Level 2 Total	$133,192,778	$132,942,277

Grand Total	$144,528,758	$159,697,420

Schedule of fair value assets measured on a non-recurring basis
	2025	2024
Level 2
Assets: (market approach)
Loans held-for-sale	$138,000	$0
MSRs (1)	626,827	704,488
OREO	319,019	0

Schedule of estimated fair values of financial instruments
December 31, 2025		Fair	Fair	Fair	Fair
	Carrying	Value	Value	Value	Value
	Amount	Level 1	Level 2	Level 3	Total
	(Dollars in Thousands)
Financial assets:
Cash and cash equivalents	$128,062	$128,062	$0	$0	$128,062
Debt securities AFS	144,529	11,336	133,193	0	144,529
Restricted equity securities	2,933	0	2,933	0	2,933
Loans and loans held-for-sale, net of ACL
Commercial & industrial	106,831	0	0	105,985	105,985
Purchased	9,980	0	0	9,857	9,857
Commercial real estate	493,328	0	0	482,275	482,275
Municipal	61,923	0	0	61,007	61,007
Residential real estate - 1st lien	234,378	0	0	224,115	224,115
Residential real estate - Jr lien	45,871	0	0	45,530	45,530
Consumer	3,034	0	0	3,068	3,068
MSRs (1)	627	0	1,025	0	1,025
Accrued interest receivable	4,608	0	4,608	0	4,608

Financial liabilities:
Deposits
Other deposits	1,040,158	0	1,039,494	0	1,039,494
Brokered deposits	30,510	0	31,229	0	31,229
Long-term advances	35,975	0	36,030	0	36,030
Repurchase agreements	41,498	0	41,498	0	41,498
Operating lease obligations	692	0	692	0	692
Finance lease obligations	2,964	0	2,964	0	2,964
Subordinated debentures	12,887	0	12,766	0	12,766
Accrued interest payable	485	0	485	0	485
December 31, 2024		Fair	Fair	Fair	Fair
	Carrying	Value	Value	Value	Value
	Amount	Level 1	Level 2	Level 3	Total
	(Dollars in Thousands)
Financial assets:
Cash and cash equivalents	$110,940	$110,940	$0	$0	$110,940
Debt securities AFS	159,697	26,755	132,942	0	159,697
Restricted equity securities	2,629	0	2,629	0	2,629
Loans and loans held-for-sale, net of ACL		0
Commercial & industrial	123,320	0	0	120,746	120,746
Purchased	7,787	0	0	7,488	7,488
Commercial real estate	465,643	0	0	442,059	442,059
Municipal	66,919	0	0	64,702	64,702
Residential real estate - 1st lien	216,683	0	0	202,531	202,531
Residential real estate - Jr lien	35,400	0	0	34,923	34,923
Consumer	3,027	0	0	3,055	3,055
MSRs (1)	704	0	1,165	0	1,165
Accrued interest receivable	4,472	0	4,472	0	4,472

Financial liabilities:
Deposits
Other deposits	987,832	0	986,544	0	986,544
Brokered deposits	13,813	0	13,899	0	13,899
Short-term advances	41,500	0	41,505	0	41,505
Long-term advances	31,100	0	31,104	0	31,104
Repurchase agreements	48,944	0	48,944	0	48,944
Operating lease obligations	371	0	371	0	371
Finance lease obligations	3,198	0	3,198	0	3,198
Subordinated debentures	12,887	0	12,750	0	12,750
Accrued interest payable	2,409	0	2,409	0	2,409